RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries	$ 923	$ 889
Directors' fees	327	314
Share-based payments	817	1,359
Key Management Compensation	2,231	2,576
Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	$ 164	$ 14